Provision - Summary of Detailed Information about Provision (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Provision [Line Items]
Beginning Balance	€ 7,307	€ 5,776
Of which current	3,014	3,141	€ 2,490
Of which non-current	4,111	4,166	3,286
Provisions	2,415	1,705
Releases	(1,432)	(356)
Utilizations	(1,326)	(977)
Exchange differences	161	217
Business combination		942
Ending Balance	7,125	7,307
Provisions For Litigation [Member]
Disclosure Of Detailed Information About Provision [Line Items]
Beginning Balance	1,774	798
Of which current	12
Of which non-current	2,126	1,774	798
Provisions	991	1,036
Releases	(627)	(39)
Utilizations		(21)
Ending Balance	2,138	1,774
Provisions For Contingencies And Losses [Member]
Disclosure Of Detailed Information About Provision [Line Items]
Beginning Balance	4,383	3,676
Of which current	2,470	2,476	1,914
Of which non-current	1,503	1,907	1,762
Provisions	1,060	536
Releases	(786)	(32)
Utilizations	(869)	(956)
Exchange differences	185	217
Business combination		942
Ending Balance	3,973	4,383
Other provisions [member]
Disclosure Of Detailed Information About Provision [Line Items]
Beginning Balance	1,150	1,302
Of which current	532	665	576
Of which non-current	482	485	€ 726
Provisions	364	133
Releases	(19)	(285)
Utilizations	(457)
Exchange differences	(24)
Ending Balance	€ 1,014	€ 1,150